Putnam Ohio Tax Exempt Income Fund
The fund's portfolio
8/31/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.92% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (96.5%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.4%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/31	A+/F	$500,000	$534,048
5.00%, 10/1/30	A+/F	650,000	696,788

			1,230,836
Guam (3.4%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	430,000	442,168
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,000,000	976,486
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Baa3	300,000	309,676
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/37	A	200,000	206,166
5.00%, 7/1/36	A	400,000	413,126
5.00%, 7/1/33	A	200,000	207,290
Territory of GU, Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/46	A-	350,000	374,657

			2,929,569
Illinois (1.3%)
IL State G.O. Bonds, Ser. B, 5.00%, 10/1/32	A3	1,050,000	1,117,384

			1,117,384
Ohio (87.8%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
4.00%, 11/15/38	BBB+/F	360,000	349,087
4.00%, 11/15/37	BBB+/F	300,000	291,531
American Muni. Pwr., Inc. Rev. Bonds
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	1,000,000	1,020,948
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	830,000	847,977
Ashland, City School Dist. G.O. Bonds, 3.00%, 11/1/42	Aa1	1,000,000	850,470
Bluffton, Hosp. Fac. Rev. Bonds, (Blanchard Valley Hlth. Syst.), 5.00%, 12/1/31	A2	650,000	678,279
Bowling Green State U. Rev. Bonds, Ser. A, 5.00%, 6/1/42	AA-	1,000,000	1,015,201
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	3,000,000	2,271,299
Carlisle, Local School Dist. G.O. Bonds, (School Impt.)
5.00%, 12/1/47	AA	500,000	505,138
5.00%, 12/1/42	AA	350,000	354,010
5.00%, 12/1/37	AA	100,000	101,338
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/50	BB+/P	500,000	472,151
Cincinnati, Econ. Dev. Rev. Bonds, (Keystone Parke Phase III), Ser. B, 5.00%, 11/1/40	AA	500,000	513,463
Cleveland, G.O. Bonds, Ser. A, 3.00%, 12/1/34	AA+	1,250,000	1,187,266
Cleveland, Income Tax Rev. Bonds, (Impt. Pk. & Recreational), 5.00%, 10/1/33	AA	615,000	651,440
Cleveland, Pub. Pwr. Syst. Rev. Bonds
Ser. A, AGM, 4.00%, 11/15/36	AA	750,000	766,802
Ser. B-1, NATL, zero %, 11/15/25	A3	3,000,000	2,890,987
Cleveland, Wtr. Poll. Control Rev. Bonds
5.00%, 11/15/54	Aa3	1,350,000	1,444,899
(Green Bonds), 5.00%, 11/15/41	Aa3	500,000	508,045
(Green Bonds), 5.00%, 11/15/36	Aa3	435,000	443,593
Cleveland-Cuyahoga Cnty., Port Auth. Rev. Bonds, (Euclid Avenue Dev. Corp.), 5.50%, 8/1/47	A3	1,000,000	1,081,244
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	700,000	711,306
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	1,000,000	917,563
Cleveland-Cuyahoga Cnty., Port Auth. Tax Increment Fin. Rev. 144A Tax Alloc. Bonds, (Senior-Flats East Bank), Ser. A, 4.00%, 12/1/55	BB	485,000	410,523
Columbus, Metro. Hsg. Auth. Rev. Bonds, (Waldren Woods), 4.00%, 6/1/34	A+	1,300,000	1,301,374
Columbus, Metro. Library Special Oblig. Rev. Bonds, 4.00%, 12/1/38	Aa1	1,000,000	1,012,831
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports), 4.00%, 5/1/36	AA+	1,000,000	1,014,813
Cuyahoga Cnty., Econ. Dev. Rev. Bonds
5.00%, 1/1/41	A	1,435,000	1,519,731
5.00%, 1/1/37	A	400,000	429,357
5.00%, 1/1/34	A	300,000	322,474
Dayton-Montgomery Cnty., Port Auth. Rev. Bonds, (Dayton Regl. STEM Schools, Inc.), 5.00%, 12/1/54	Baa3	1,000,000	1,024,838
Franklin Cnty., Rev. Bonds, (Trinity Hlth. Corp. Oblig. Group), Ser. 17OH, 5.00%, 12/1/46	Aa3	2,445,000	2,498,878
Franklin Cnty., Convention Fac. Auth. Rev. Bonds, (Greater Columbus Convention Ctr. Hotel Expansion), 5.00%, 12/1/44	BBB-	1,000,000	1,003,754
Franklin Cnty., Hlth. Care Fac. Rev. Bonds
5.00%, 11/15/44	BBB+/F	1,000,000	1,000,777
(OH Living), 4.00%, 7/1/40	BBB-/F	1,000,000	893,495
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A, 4.00%, 11/1/38	Aa2	300,000	301,504
Green, Local School Dist. G.O. Bonds
Ser. A, 5.50%, 11/1/47	AA	650,000	706,277
Ser. B, AGM, 5.00%, 11/1/52	AA	1,200,000	1,256,511
Ser. B, AGM, 4.625%, 11/1/47	AA	500,000	508,392
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/46	BBB-/F	1,000,000	993,446
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/24	Aa3	3,000,000	2,975,954
Hilliard, Recreation & Wellness Campus Rev. Bonds, 5.00%, 12/1/52	AAA	1,000,000	1,066,903
Lake Cnty., Cmnty. College Dist. COP, 4.00%, 10/1/35	A2	1,840,000	1,868,690
Mansfield, G.O. Bonds, BAM, 3.00%, 12/1/45	AA	1,300,000	1,040,196
Miami U. Rev. Bonds, 5.00%, 9/1/41	Aa3	500,000	512,181
Montgomery Cnty., Hosp. Rev. Bonds, (Kettering Hlth. Network), 4.00%, 8/1/47	A+	1,000,000	930,759
Montgomery Cnty., Hosp. VRDN 2.90%, 11/15/45	VMIG 1	800,000	800,000
North Royalton, City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/47	Aa2	2,000,000	2,020,996
Northeast Ohio Med. U. Rev. Bonds, Ser. A
5.00%, 12/1/29	Baa1	100,000	106,635
5.00%, 12/1/27	Baa1	100,000	104,594
5.00%, 12/1/24	Baa1	75,000	75,206
4.00%, 12/1/45	Baa1	225,000	206,219
4.00%, 12/1/35	Baa1	300,000	299,265
3.00%, 12/1/40	Baa1	475,000	391,348
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Capital U.), 6.00%, 9/1/52	BBB-	400,000	409,605
(Oberlin College), 5.25%, 10/1/53	Aa3	2,000,000	2,200,891
5.25%, 12/1/48	BB	250,000	237,495
(Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/47	BBB+/F	1,000,000	1,047,075
(Denison U.), 5.00%, 11/1/48	AA	1,185,000	1,290,737
(Kenyon College), 5.00%, 7/1/37	A2	1,000,000	1,128,589
(U. of Dayton), Ser. A, 5.00%, 12/1/24	A+	285,000	286,374
(John Carroll U.), 4.00%, 10/1/47	Baa1	1,100,000	1,017,342
(Kenyon College 2020), 4.00%, 7/1/44	A2	1,400,000	1,346,119
(Kenyon College 2020), 4.00%, 7/1/40	A2	730,000	730,350
(U. of Dayton), 4.00%, 2/1/36	A+	900,000	916,778
(Otterbein Homes Oblig. Group), 4.00%, 7/1/31	A	915,000	950,660
(U. of Dayton), 3.00%, 2/1/37	A+	1,580,000	1,406,286
OH State Hosp. Mandatory Put Bonds (8/15/32), (Children's Hosp. Med. Ctr. of Akron), 5.00%, 8/15/54	Aa3	1,000,000	1,121,346
OH State Hosp. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	1,000,000	1,012,592
(Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	1,000,000	928,993
OH State Private Activity Rev. Bonds, (Portsmouth Bypass Gateway Group, LLC), AGM, 5.00%, 12/31/39	AA	750,000	757,074
OH State U. Rev. Bonds, Ser. A, 3.00%, 12/1/44	Aa1	1,000,000	834,642
Port of Greater Cincinnati Dev. Auth. Rev. Bonds, (Duke Energy), AGM
5.25%, 12/1/63	AA	750,000	815,331
5.25%, 12/1/58	AA	300,000	326,132
Rickenbacker, Port Auth. Rev. Bonds, (OASBO Expanded Asset Pooled), Ser. A, 5.375%, 1/1/32	A2	660,000	740,125
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	Baa1	1,025,000	1,039,279
5.00%, 2/15/32	Baa1	865,000	878,780
Summit Cnty., G.O. Bonds, 5.00%, 12/1/43	Aa1	1,000,000	1,097,241
Toledo, Wtr. Wks. Syst. Rev. Bonds, 5.00%, 11/15/36	Aa3	500,000	522,126
Upper Arlington, Rev. Bonds
(Income Tax Rev.), 5.00%, 12/1/53	Aaa	1,000,000	1,064,460
5.00%, 11/15/49	Aa3	725,000	784,427
Valley View, Local School Dist. G.O. Bonds, 3.00%, 11/1/45	AA	1,000,000	817,614

			74,180,421
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	250,000	244,583

			244,583
Texas (1.3%)
Bastrop, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/53	Aaa	1,000,000	1,080,535

			1,080,535
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	210,000	224,887

			224,887
Washington (0.7%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	500,000	553,696

			553,696

Total municipal bonds and notes (cost $82,249,789)			$81,561,911

SHORT-TERM INVESTMENTS (3.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.44%(AFF)	2,516,663	$2,516,663

Total short-term investments (cost $2,516,663)		$2,516,663
TOTAL INVESTMENTS

Total investments (cost $84,766,452)		$84,078,574

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2024 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $84,491,304.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$175,044	$9,275,927	$6,934,308	$13,606	$2,516,663

	Total Short-term investments	$175,044	$9,275,927	$6,934,308	$13,606	$2,516,663
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 2.92%, 5.31%, 5.28%, 5.32%, 5.02, and 4.71%, respectively, as of the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	21.3%
	Education	20.7
	Local debt	14.8
	Utilities	11.4
	Tax bonds	11.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$81,561,911	$—
Short-term investments	—	2,516,663	—

Totals by level	$—	$84,078,574	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com